INVESTMENT IN REAL ESTATE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Abstract]
Useful life	39 years	39 years
Commercial real property	$ 7,708,571	$ 7,708,571
Less: accumulated depreciation	(116,619)	(84,814)
Investment in real estate, net	$ 7,591,952	$ 7,623,757